Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 37,086	$ 52,791
Current assets	62,551	61,087
Non-current assets	393,996	414,694
Current liabilities	4,977	6,143
Long- term debt including current portion, net of deferred finance costs and discount	196,514	197,176
Non-current liabilities	195,839	196,515
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	19,185	10,785
Current assets	22,417	15,980
Non-current assets	145,940	169,925
Current liabilities	21,284	18,490
Long- term debt including current portion, net of deferred finance costs and discount	75,472	86,060
Non-current liabilities	125,283	155,387
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	16,882	16,916
Current assets	28,403	19,487
Non-current assets	195,784	232,363
Current liabilities	25,805	24,126
Long- term debt including current portion, net of deferred finance costs and discount	109,223	119,234
Non-current liabilities	$ 164,276	$ 184,530